WARRANT LIABILITY - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 22, 2018	Nov. 22, 2017
Warrants and Rights Note Disclosure [Abstract]
Warrants expiring period			5 years
Public warrant, par value	$ 0.01	$ 0.01		$ 11.50
Warrant redemption period	30 days	30 days
Public warrant required minimum last sale price of common stock	$ 21.00	$ 21.00
Description of warrant redemption	The last sale price of the Company's common stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.	The last sale price of the Company's common stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.